Angel Oak Funds Trust

3344 Peachtree Road NE, Suite 1725 | Atlanta, Georgia 30326

June 1, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”)
File Nos. 333-197427 and 811-22980
Angel Oak Core Impact Fund (S000071994)
Angel Oak Financials Income Fund (S000046807)
Angel Oak High Yield Opportunities Fund (S000053719)
Angel Oak Multi-Strategy Income Fund (S000048360)
Angel Oak UltraShort Income Fund (S000061509)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust, on behalf of the series listed above (the “Funds”), certifies that the forms of Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A, which was electronically filed with the Commission on May 27, 2022, and became effective on May 31, 2022.
Please direct any inquiries regarding this filing to the undersigned at (513) 493-5880.
Sincerely,
/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Mutual Fund Administration Supervisor
U.S. Bank Global Fund Services,
as Administrator for the Trust